ASSETS CLASSIFIED AS HELD FOR SALE (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement1 [Line Items]
Proceeds from disposal or maturity of available-for-sale financial assets	$ 83,000	$ 7,258,000
Purchase of investments other than investments accounted for using equity method
Impairment loss recognised on assets of disposal group	0	$ 0	$ 5,092,000
Accumulated impairment [member]
Statement1 [Line Items]
Impairment loss recognised on assets of disposal group	$ 3,179,000